OTHER ASSETS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Impairment expense of other assets	$ 435,000
Medmen Enterprises Inc. [Member]
Impairment expense of other assets		$ 1,573,563
Other Assets [Member] | Medmen Enterprises Inc. [Member]
Impairment expense of other assets		$ 5,944,143